SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of financial information by reportable segments

Year ended December 31, 2022:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	432,766	64,676	497,442	44,220	87	541,749
Intersegment	5,596	3,763	9,359	21,559	(30,918)	—
Total revenue	438,362	68,439	506,801	65,779	(30,831)	541,749

OIBDA	199,010	6,355	205,365	28,062	(9,108)	224,319

Depreciation and amortization						(114,393)
Impairment of non-current assets						(489)
Operating profit						109,437

Year ended December 31, 2021:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	444,201	47,545	491,746	36,079	96	527,921
Intersegment	4,138	2,770	6,908	19,623	(26,531)	—
Total revenue	448,339	50,315	498,654	55,702	(26,435)	527,921

OIBDA	204,125	8,593	212,718	24,700	(8,461)	228,957

Depreciation and amortization						(110,962)
Impairment of non-current assets						10
Operating profit						118,005

Year ended December 31, 2020:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	425,059	34,308	459,367	30,372	92	489,831
Intersegment	4,260	2,463	6,723	13,079	(19,802)	—
Total revenue	429,319	36,771	466,090	43,451	(19,710)	489,831

OIBDA	200,908	3,356	204,264	18,116	(7,611)	214,769

Depreciation and amortization						(100,143)
Impairment of non-current assets						(2,023)
Operating profit						112,603

Schedule of financial information by geographic areas

Revenue	2022	2021	2020

Russia	533,794	520,671	481,536
Other	7,955	7,250	8,295

Total revenue	541,749	527,921	489,831

	December 31,
Non-current assets(1)	2022	2021

Russia	464,979	443,023
Other	12,773	11,178

Total non-current assets:	477,752	454,201
(1)Comprises property, plant and equipment, goodwill and other intangible assets.

Schedule of disaggregation of revenue

			Total of reportable		HQ and
Year ended December 31, 2022:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	387,598	269	387,866	36,417	87	424,370
Sales of goods	42,809	—	42,809	922	—	43,731
Fintech services	—	63,543	63,543	—	—	63,543
Other services	2,359	864	3,223	6,882	—	10,105
External Customers	432,766	64,676	497,441	44,221	87	541,749
Intersegment	5,596	3,763	9,359	21,559	(30,918)	—
Total revenue	438,362	68,439	506,800	65,780	(30,831)	541,749
Thereof:
Recognised over time	389,957	42,990	454,632	43,299	87	498,018
Recognised at point of time	42,809	21,686	42,809	922	—	43,731
	432,765	64,676	497,441	44,221	87	541,749

			Total of reportable		HQ and
Year ended December 31, 2021:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	375,719	198	375,917	29,612	96	405,625
Sales of goods	67,290	—	67,290	1,683	—	68,973
Fintech services	—	46,632	46,632	—	—	46,632
Other services	1,192	715	1,907	4,784	—	6,691
External Customers	444,201	47,545	491,746	36,079	96	527,921
Intersegment	4,138	2,770	6,908	19,623	(26,531)	—
Total revenue	448,339	50,315	498,654	55,702	(26,435)	527,921
Thereof:
Recognised over time	376,911	28,225	424,456	34,396	96	458,948
Recognised at point of time	67,290	19,320	67,290	1,683	—	68,973
	444,201	47,545	491,746	36,079	96	527,921

			Total of reportable		HQ and
Year ended December 31, 2020:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	363,131	166	363,297	24,705	92	388,094
Sales of goods	61,230	—	61,230	1,593	—	62,823
Fintech services	—	33,773	33,773	23	—	33,796
Other services	698	369	1,067	4,051	—	5,118
External Customers	425,059	34,308	459,367	30,372	92	489,831
Intersegment	4,260	2,463	6,723	13,079	(19,802)	—
Total revenue	429,319	36,771	466,090	43,451	(19,710)	489,831
Thereof:
Recognised over time	363,829	24,902	398,137	28,779	92	427,008
Recognised at point of time	61,230	9,406	61,230	1,593	—	62,823
	425,059	34,308	459,367	30,372	92	489,831